Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 748,404	¥ 764,243
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	469,793	482,566
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	317,379	320,702
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	5,008	7,362
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	30,160	33,289
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	19,619	23,987
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	71,529	70,119
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	142	6
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	11,939	12,837
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	8,594	9,712
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	5,423	4,552
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	55,953	54,182
Residential [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[1]	36,915	40,734
Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	66,174	67,352
MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	63,543	65,373
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances	[2]	56,026	54,036
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		38,797	38,811
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		26,262	26,040
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
TDRs, Outstanding recorded investment balances		¥ 25,931	¥ 24,855

[1]	TDRs for the Commercial and Residential segments include accruing loans and do not include nonaccrual loans.
[2]	TDRs for the Card, MUFG Americas Holdings and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2018 and September 30, 2018 are nonaccrual TDRs as follows: ¥38,811 million and ¥38,797 million-Card; ¥26,040 million and ¥26,262 million-MUFG Americas Holdings; and ¥24,855 million and ¥25,931 million-Krungsri, respectively.